Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings
Schedule of Borrowings

	2021	2022
	RMB’000	RMB’000
Non‑current
Bank borrowings
- secured	23,470	3,248

Other borrowings
- secured	54,137	25,862
	77,607	29,110
Current
Bank borrowings
- secured	82,680	108,534

Other borrowings
- secured	73,528	64,232
	156,208	172,766
	233,815	201,876